Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2016
Entity Registrant Name	dei_EntityRegistrantName	Principal Exchange-Traded Funds
Central Index Key	dei_EntityCentralIndexKey	0001572661
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 01, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jul. 01, 2017
Prospectus Date	rr_ProspectusDate	Nov. 01, 2016
Supplement [Text Block]	ck0001572661_SupplementTextBlock
Principal Exchange-Traded Funds
Supplement dated July 1, 2017
to the Statutory Prospectus dated November 1, 2016, as revised May 2, 2017
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Principal Exchange-Traded Funds | Principal Price Setters Index ETF
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL PRICE SETTERS INDEX ETF
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. Delete the Example section and replace with the following:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Principal Exchange-Traded Funds | Principal Price Setters Index ETF | Principal Price Setters Index ETF Share Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	PSET
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.40%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.29%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2018
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	117
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	213
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 494
Principal Exchange-Traded Funds | Principal Shareholder Yield Index ETF
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL SHAREHOLDER YIELD INDEX ETF
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Delete the Annual Fund Operating Expenses table and footnotes and replace with the following:Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. Delete the Example section and replace with the following:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Principal Exchange-Traded Funds | Principal Shareholder Yield Index ETF | Principal Shareholder Yield Index ETF Share Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	PY
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.40%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.29%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2018
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 30
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	117
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	213
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 494

[1]	The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
[2]	Principal Global Investors, LLC (“PGI”) has contractually agreed to reduce total annual fund operating expenses for the Fund by waiving a portion of its management fee, or reimbursing the Fund, to the extent that total expenses exceed 0.29% (excluding interest expense, expenses related to fund investments, and other extraordinary expenses) expressed as a percent of average net assets on an annualized basis. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Exchange-Traded Funds and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.
[3]	The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.
[4]	Principal Global Investors, LLC (“PGI”) has contractually agreed to reduce total annual fund operating expenses for the Fund by waiving a portion of its management fee, or reimbursing the Fund, to the extent that total expenses exceed 0.29% (excluding interest expense, expenses related to fund investments, and other extraordinary expenses) expressed as a percent of average net assets on an annualized basis. It is expected that the expense limit will continue through the period ending June 30, 2018; however, Principal Exchange-Traded Funds and PGI, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.